Summary of significant accounting policies - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of summary of significant accounting policies [Line Items]
Impairment loss on investment in joint venture	$ 0	$ 0	$ 21,519
Loss on disposal of investments		$ 3,000
Number of operating segments | segment	1
Development and other service revenue (over time revenue recognition)
Disclosure of summary of significant accounting policies [Line Items]
Increase in revenue	$ 17,500